Selected Statement of Operations Data - Property Plant and Equipment Net of Accumulated Depreciation and Amortization by Geographical Location (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	$ 62,375	$ 58,982	$ 55,580
United Kingdoms [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	24,466	24,940	23,058
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	19,971	16,344	13,707
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	3,880	4,241	4,865
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	4,319	4,375	4,470
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	5,249	5,466	5,770
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	$ 4,490	$ 3,616	$ 3,710